PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2025
Personnel Expenses [Abstract]
PERSONNEL EXPENSES	PERSONNEL EXPENSES

	Year ended 31 December
CHF in millions	2025	2024	2023
Wages, salaries and social security charges	354.8	363.9	384.2
Pension costs	26.1	24.0	10.0
Share-based compensation	49.0	19.1	22.5
Total	429.9	407.0	416.7